INVESTMENTS IN SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2025
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN SALES-TYPE LEASES	INVESTMENTS IN SALES-TYPE LEASES
During the six months ended June 30, 2025, the Company had seven (December 31, 2024: seven) container vessels accounted for as sales-type leases, which were on long-term bareboat charter to MSC Mediterranean Shipping Company S.A. and its affiliate Conglomerate Shipping Ltd. (“MSC”). Under the terms of the seven charters, MSC had fixed price purchase obligation at the expiry of each of the charters. In June 2025, the Company sold and delivered six container vessels to MSC following the end of the vessels' bareboat charter contracts. The seventh vessel was delivered to MSC in July 2025. (See also Note 15: Subsequent Events).